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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657


                            Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

  Pioneer Equity Income Fund
  Schedule of Investments  1/31/07 (unaudited)

    Shares                                                          Value

                Convertible Preferred Stocks - 0.5 %
                Automobiles & Components - 0.4 %
                Automobile Manufacturers - 0.4 %
     150,000    Ford Cap Trust, 6.5%, 1/15/32                  $     5,535,000
                Total Automobiles & Components                 $     5,535,000
                Pharmaceuticals & Biotechnology - 0.1 %
                Pharmaceuticals - 0.1 %
      15,745    Schering-Plough Corp., 6.0%, 9/14/07           $       928,955
                Total Pharmaceuticals & Biotechnology          $       928,955
                TOTAL CONVERTIBLE PREFERRED STOCKS
                (Cost  $6,010,850)                             $     6,463,955

                Common Stocks - 98.4 %
                Energy - 6.5 %
                Integrated Oil & Gas - 5.9 %
     501,400    Chevron Corp.                                  $    36,542,032
     317,560    ConocoPhillips                                      21,089,160
     233,878    Exxon Mobil Corp.                                   17,330,360
                                                               $    74,961,552
                Oil & Gas Storage & Transporation - 0.6 %
     320,000    Spectra Energy Corp. *                         $     8,358,400
                Total Energy                                   $    83,319,952
                Materials - 7.7 %
                Aluminum - 2.0 %
     800,000    Alcoa, Inc.                                    $    25,840,000
                Diversified Chemical - 2.2 %
     550,000    Dow Chemical Co.                               $    22,847,000
     100,000    E.I. du Pont de Nemours and Co.                      4,956,000
                                                               $    27,803,000
                Diversified Metals & Mining - 0.5 %
     220,000    Compass Minerals International, Inc.           $     6,826,600
                Forest Products - 0.9 %
     150,000    Weyerhaeuser Co.                               $    11,250,000
                Industrial Gases - 1.2 %
     200,000    Air Products & Chemicals, Inc.                 $    14,932,000
                Specialty Chemicals - 0.9 %
     400,000    Valspar Corp.                                  $    11,272,000
                Total Materials                                $    97,923,600
                Capital Goods - 10.0 %
                Aerospace & Defense - 0.9 %
     170,000    United Technologies Corp.                      $    11,563,400
                Building Products - 0.5 %
     200,000    Masco Corp.                                    $     6,398,000
                Construction & Farm Machinery & Heavy Trucks - 4.1 %
     100,000    Deere & Co.                                    $    10,028,000
     627,937    PACCAR, Inc.                                        41,990,147
                                                               $    52,018,147
                Electrical Component & Equipment - 1.2 %
     350,000    Emerson Electric Co.                           $    15,739,500
                Industrial Machinery - 3.3 %
     790,557    Gorman-Rupp Co.                                $    31,938,503
     350,000    The Timken Co.                                      10,013,500
                                                               $    41,952,003
                Total Capital Goods                            $   127,671,050
                Commercial Services & Supplies - 0.7 %
                Office Services & Supplies - 0.7 %
     240,000    Mine Safety Appliances Co.                     $     9,204,000
                Total Commercial Services & Supplies           $     9,204,000
                Automobiles & Components - 1.9 %
                Auto Parts & Equipment - 1.9 %
     255,600    Johnson Controls, Inc.                         $    23,632,776
                Total Automobiles & Components                 $    23,632,776
                Consumer Services - 1.9 %
                Leisure Facilities - 1.4 %
     631,200    Cedar Fair, L.P.                               $    18,046,008
                Specialized Consumer Services - 0.5 %
     500,000    Servicemaster Co.                              $     6,525,000
                Total Consumer Services                        $    24,571,008
                Media - 3.3 %
                Broadcasting & Cable TV - 0.7 %
     300,000    CBS Corp. (Class B)                            $     9,351,000
                Publishing - 2.6 %
      35,000    Idearc, Inc. *                                 $     1,134,700
     320,000    McGraw-Hill Co., Inc.                               21,465,600
     450,000    New York Times Co.                                  10,390,500
                                                               $    32,990,800
                Total Media                                    $    42,341,800
                Retailing - 1.5 %
                Department Stores - 0.5 %
     153,944    Federated Department Stores, Inc.              $     6,387,137
                Distributors - 1.0 %
     280,000    Genuine Parts Co.                              $    13,305,600
                Total Retailing                                $    19,692,737
                Food, Beverage & Tobacco - 6.4 %
                Packaged Foods & Meats - 5.8 %
     520,000    Campbell Soup Co.                              $    20,009,600
     265,000    General Mills, Inc.                                 15,168,600
     522,550    H.J. Heinz Co., Inc.                                24,622,556
     180,000    Kellogg Co.                                          8,868,600
     100,000    The J.M. Smucker Co.                                 4,749,000
                                                               $    73,418,356
                Soft Drinks - 0.6 %
     116,300    PepsiCo, Inc.                                  $     7,587,412
                Total Food, Beverage & Tobacco                 $    81,005,768
                Household & Personal Products - 2.6 %
                Household Products - 2.6 %
     188,800    Clorox Co.                                     $    12,351,296
     306,000    Colgate-Palmolive Co.                               20,899,800
                                                               $    33,251,096
                Total Household & Personal Products            $    33,251,096
                Pharmaceuticals & Biotechnology - 6.2 %
                Pharmaceuticals - 6.2 %
     306,600    Abbott Laboratories                            $    16,249,800
     240,000    Eli Lilly & Co.                                     12,988,800
     715,400    Merck & Co., Inc.                                   32,014,150
     700,000    Pfizer, Inc.                                        18,368,000
                                                               $    79,620,750
                Total Pharmaceuticals & Biotechnology          $    79,620,750
                Banks - 11.8 %
                Diversified Banks - 3.7 %
     418,700    U.S. Bancorp                                   $    14,905,720
     293,166    Wachovia Corp.                                      16,563,879
     431,324    Wells Fargo  & Co.                                  15,493,158
                                                               $    46,962,757
                Regional Banks - 5.6 %
     250,000    First Horizon National Corp.                   $    10,900,000
     358,600    National City Corp.                                 13,573,010
     230,000    Regions Financial Corp.                              8,339,800
     275,000    SunTrust Banks, Inc.                                22,852,500
     500,000    Whitney Holding Corp.                               15,820,000
                                                               $    71,485,310
                Thrifts & Mortgage Finance - 2.5 %
     705,000    Washington Mutual, Inc.                        $    31,435,950
                Total Banks                                    $   149,884,017
                Diversified Financials - 3.0 %
                Asset Management & Custody Banks - 1.7 %
     416,000    Eaton Vance Corp.                              $    14,268,800
     100,000    State Street Corp.                                   7,105,000
                                                               $    21,373,800
                Investment Banking & Brokerage - 0.9 %
     175,000    A.G. Edwards, Inc.                             $    11,586,750
                Diversified Financial Services - 0.4 %
     100,000    Bank of America Corp.                          $     5,258,000
                Total Diversified Financials                   $    38,218,550
                Insurance - 4.7 %
                Life & Health Insurance - 1.3 %
     251,484    Lincoln National Corp.                         $    16,884,636
                Multi-Line Insurance - 0.4 %
      50,000    Hartford Financial Services Group, Inc.        $     4,745,500
                Property & Casualty Insurance - 3.0 %
     410,200    Chubb Corp.                                    $    21,346,808
     259,300    Safeco Corp.                                        16,597,793
                                                               $    37,944,601
                Total Insurance                                $    59,574,737
                Real Estate - 3.9 %
                Diversified Real Estate Investment Trusts - 0.8 %
     200,000    Liberty Property Trust                         $    10,348,000
                Residential Real Estate Investment Trusts - 0.7 %
     150,000    Archstone-Smith Trust                          $     9,481,500
                Retail Real Estate Investment Trusts - 2.4 %
     250,000    General Growth Pro TLB SC                      $    15,380,000
     300,000    Kimco Realty Corp.                                  14,880,000
                                                               $    30,260,000
                Total Real Estate                              $    50,089,500
                Software & Services - 0.7 %
                Data Processing & Outsourced Services - 0.7 %
     200,000    Automatic Data Processing, Inc.                $     9,544,000
                Total Software & Services                      $     9,544,000
                Semiconductors - 1.4 %
     500,000    Microchip Technology                           $    17,380,000
                Total Semiconductors                           $    17,380,000
                Telecommunication Services - 10.3 %
                Integrated Telecommunication Services - 9.4 %
   1,585,636    AT&T Corp.                                     $    59,667,483
   1,000,000    Citizens Utilities Co. (Class B)                    14,660,000
     100,000    Embarq Corp.                                         5,551,000
     700,000    Verizon Communications, Inc.                        26,964,000
     890,847    Windstream Corp.                                    13,255,803
                                                               $   120,098,286
                Wireless Telecommunication Services - 0.9 %
     184,585    Alltel Corp.                                   $    11,313,215
                Total Telecommunication Services               $   131,411,501
                Utilities - 13.8 %
                Electric Utilities - 3.0 %
     740,000    Duke Energy Corp.                              $    14,570,600
     354,400    Great Plains Energy, Inc.                           11,103,350
     340,000    Southern Co.                                        12,420,200
                                                               $    38,094,150
                Gas Utilities - 5.6 %
     326,500    AGL Resources Inc.                             $    12,831,450
     350,000    Atmos Energy Corp.                                  10,934,000
     460,000    Equitable Resources, Inc.                           19,895,000
     346,600    Questar Corp.                                       28,143,920
                                                               $    71,804,370
                Multi-Utilities - 5.2 %
     285,000    Ameren Corp.                                   $    15,136,350
     275,000    Consolidated Edison, Inc.                           13,277,000
     380,000    NSTAR                                               12,692,000
     529,000    PG&E Corp.                                          24,693,720
                                                               $    65,799,070
                Total Utilities                                $   175,697,590
                TOTAL COMMON STOCKS
                (Cost  $829,152,239)                           $ 1,254,034,432

                Temporary Cash Investments - 4.7 %
                Repurchase Agreement - 0.8 %
  10,700,000    UBS Warburg, Inc., 5.18%, dated 1/31/07, repurchase price
                of $10,700,000 plus accrued interest on 2/1/07 collateralized
                by $10,357,000 U.S. Treasury Bill, 5.75%, 8/15/$    10,700,000
                Security Lending Collateral - 3.9 %
  49,450,552    Securities Lending Investment Fund, 5.24%      $    49,450,552
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost  $60,150,552)                            $    60,150,552

                TOTAL INVESTMENT IN SECURITIES - 103.6%
                (Cost  $895,313,641)                           $ 1,320,648,939

                OTHER ASSETS AND LIABILITIES - (3.6)%          $  (46,477,996)

                TOTAL NET ASSETS - 100.0%                      $ 1,274,170,943


        (a) At January 31, 2007, the net unrealized gain on investments based on cost for f

                Aggregate gross unrealized gain for all investm$   428,974,162

                Aggregate gross unrealized loss for all investme    -3,638,862

                Net unrealized gain                            $   425,335,300

        (b)      At January 31, 2007, the following securities were out on loan:

     Shares                        Security                         Value
    349,154     Alcoa, Inc.                                    $    11,277,674
    155,900     Ameren Corp.                                         8,279,849
     27,800     Cedar Fair, L.P.                                       794,802
    318,500     Eaton Vance Corp.                                   10,924,550
     76,800     First Horizon National Corp.                         3,348,480
     35,662     Great Plains Energy, Inc.                            1,117,290
     94,643     Mine Safety Appliances Co.                           3,629,559
    445,365     New York Times Co.                                  10,283,478
                Total                                          $    49,655,682

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 30, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 30, 2007

* Print the name and title of each signing officer under his or her signature.